COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of shares of common stock reserved for issuance

The Company had shares of common stock reserved for issuance as follows:

	Year ended December 31,
	2016	2015
Outstanding warrants to purchase common stock	517,732	107,545
Outstanding Options to purchase common stock	5,992	5,992
Approved but not Outstanding Options to purchase common stock	—	24,429
Unvested Common Stock under the 2014 Incentive Plan	7,406	56,282
Common Stock reserved under the 2016 Incentive Plan	230,769	—
Option to purchase Common Stock reserved under the 2016 Incentive Plan	115,385	—
Common Stock reserved under the October 2016 Offering	438,461	—
Total shares reserved for issuance	1,315,745	194,248